Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Total	$ 20,119.0	$ 709.0	$ 118.0	$ 2,191.0	$ 23,137.0
Equinor In Salah AS [Member]
Total	58.4				58.4
Equinor In Amenas AS [Member]
Total	91.7				91.7
In Amenas [Member]
Total				29.6	29.6
In Salah [Member]
Total				224.6	224.6
Equinor Dezassete AS [Member]
Total	99.1				99.1
Equinor Angola Block 17 AS [Member]
Total	141.9				141.9
Equinor Angola Block 15 AS [Member]
Total	30.0				30.0
Equinor Angola Block 15/06 Award AS [Member]
Total	0.1				0.1
Equinor Angola Block 31 AS [Member]
Total	29.4				29.4
Equinor Angola Block 46 AS [Member]
Total	0.2				0.2
Equinor Angola Block 47 AS [Member]
Total	0.2				0.2
Girassol [Member]
Total				91.9	91.9
Pazflor [Member]
Total				163.8	163.8
Rosa [Member]
Total				109.8	109.8
Kizomba A [Member]
Total				145.3	145.3
Kizomba B [Member]
Total				65.1	65.1
Mondo Kiz C [Member]
Total				47.4	47.4
Dalia [Member]
Total				577.1	577.1
Clov [Member]
Total				41.8	41.8
PSVM [Member]
Total				16.4	16.4
Saxi Batuque [Member]
Total				42.5	42.5
Equinor Argentina AS [Member]
Total	1.9				1.9
Equnor Argentina S.A.U. [Member]
Total	17.9				17.9
Banduria Sur [Member]
Total		44.0			44.0
Bajo del Toro [Member]
Total		5.4	4.4		9.8
Exploration Argentina [Member]
Total			1.0		1.0
Equinor Apsheron AS [Member]
Total	50.0				50.0
Equinor BTC Caspian AS [Member]
Total	2.5				2.5
Azeri-Chirag-Gunashli (ACG) [Member]
Total				435.0	435.0
Equinor Australia B.V. [Member]
Total	0.1				0.2
Equinor Energy Belgium NV [Member]
Total	(0.3)				(0.3)
South Atlantic Holding B.V. [Member]
Total	0.6				0.6
Equinor Energy do Brasil Ltda [Member]
Total	28.7	68.3			97.0
Roncador [Member]
Total			27.4		27.4
Exploration Brazil [Member]
Total			0.7		0.7
Peregrino Phase II [Member]
Total		5.3	0.2		5.4
Peregrino [Member]
Total		111.3	2.6		113.9
Bacalhau [Member]
Total			0.2		0.2
Equinor Canada Ltd. [Member]
Total	(0.3)				(0.3)
Exploration Canada [Member]
Total			4.6		4.6
Hibernia [Member]
Total		50.9			50.9
Hebron [Member]
Total		59.2			59.2
Equinor India AS [Member]
Total	0.1				0.1
Statoil Iran AS [Member]
Total	0.1				0.1
Equinor Murzuq AS [Member]
Total	72.5				72.5
Equinor Libya AS [Member]
Total	0.1				0.1
Equinor Energy Libya AS [Member]
Total	0.7				0.7
Murzuq [Member]
Total				80.4	80.4
Equinor Holding Netherlands B.V. [Member]
Total	16.8				16.8
Equinor Nigeria AS [Member]
Total	(17.9)				(17.9)
Equinor Nigeria Energy Company Limited [Member]
Total	130.9				130.9
Exploration Nigeria [Member]
Total			0.2		0.2
Agbami [Member]
Total		60.9	5.9	$ 114.8	181.6
Equinor Energy AS [Member]
Total	19,126.6				19,126.6
Equinor E&P Americas AS [Member]
Total	1.0				1.0
Snøhvit, Johan C and Barents Exploration [Member]
Total			8.6		8.6
Asgard, Mikkel & Morvin Exploration [Member]
Total			4.7		4.7
Kristin [Member]
Total			3.8		3.8
Norne [Member]
Total			1.3		1.3
Åsgard [Member]
Total			0.3		0.3
Tyrihans [Member]
Total			0.1		0.1
Yttergryta [Member]
Total			0.1		0.1
NCS [Member]
Total			0.3		0.3
Exploration FLX [Member]
Total			0.3		0.3
Gullfaks [Member]
Total			2.2		2.2
Gina Krog [Member]
Total		14.2			14.2
Johan Sverdrup and Martin Linge Exploration [Member]
Total			4.2		4.2
Kvitebjørn, Visund, Grane, Heimdal, Valemon Exploration [Member]
Total			7.3		7.3
Oseberg Exploration [Member]
Total			2.5		2.5
Sleipner Exploration [Member]
Total			3.1		3.1
Snorre Exploration [Member]
Total			4.8		4.8
Troll Exploration [Member]
Total			17.1		17.1
Equinor Russia Holding AS [Member]
Total	0.7				0.7
Statoil Kharyaga AS [Member]
Total	(0.8)				(0.8)
UK Utgard [Member]
Total			0.4		0.4
Exploration UK Offshore [Member]
Total			4.3		4.3
Barnacle [Member]
Total			0.3		0.3
Mariner [Member]
Total			0.5		0.5
Rosebank [Member]
Total			1.5		1.5
Statfjord UK [Member]
Total			0.4		0.4
Equinor USA Onshore Properties Inc. [Member]
Total	9.1				9.1
Equinor US Holdings Inc. [Member]
Total	226.6				226.6
US Offshore [Member]
Total		$ 289.6			289.6
Exploration US [Member]
Total			$ 3.2		3.2
Equinor Energy International Venezuela AS [Member]
Total	0.2				0.2
Equinor Energy Venezuela AS [Member]
Total	$ 0.2				$ 0.2